Consolidated statements of cash flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended	18 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Consolidated statements of cash flows [Abstract]
Non-cash transactions	$ 9.0	$ 12.0